Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of preparation
A.	Basis of preparation:
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
B.	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting and measurement estimates that require management’s subjective judgments include, but are not limited to, those related to share-based compensation, and fair value measurement of financial instrument at each balance sheet date. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

Principles of consolidation
C.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Foreign currency translation and transactions
D.	Foreign currency translation and transactions

The Company’s management believes that the United States dollar (“USD”) is the currency that represents the primary economic environment in which the Company and its Israeli subsidiary operate and is therefore the functional currency of their operations. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The functional currencies of the Company’s subsidiaries are their local currencies. The financial statements of the Company’s subsidiaries have been translated into United States dollars. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the reporting period. Income statement accounts are translated at average rates for the reporting period. Gains and losses from translation of foreign denominated transactions into USD are included in current results of operations. Gains and losses resulting from foreign currency transactions are also included in current results of operations. The effects of translating the assets, liabilities and income of the Company’s subsidiaries with functional currencies other than the USD are included in the Company’s consolidated statements of comprehensive loss.

Discontinued Operation
E.	Discontinued operation

In 2023, the Company’s subsidiary, Peace of Meat BV (hereinafter – Peace of Meat, or POM), entered into bankruptcy proceedings and was appointed a liquidator following cessation of funding by the Company. Peace of Meat met the definition of a discontinued operation as of March 31, 2023. Pursuant to the guidance of ASC 205-20 Presentation of Financial Statements – Discontinued Operations, the net expenses of the subsidiary have been included in “Net loss from discontinued operations” in the Company’s consolidated statements of comprehensive loss. See also Note 3.

Cash and cash equivalents
F.	Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Restricted deposit
G.	Restricted deposit

Restricted deposits are deposits with maturities of 12 months and are used as security for the rental of premises and for the Company’s credit cards. As of December 31, 2023, and 2022, the Company’s bank deposits were denominated in New Israeli Shekels (“NIS”) and bore interest at weighted average interest rates of 4.16%.

Concentrations of credit risk
H.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted deposits, other investment and marketable securities.

For cash and cash equivalents and restricted deposits, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the consolidated balance sheets exceed government-insured limits. The Company maintains its cash and cash equivalents and restricted deposits with financial institutions that management believes is of high credit quality and has not experienced any losses on these accounts.

For other investment, the Company is exposed to credit risk in the event of default by Therapin due to Therapin’s financial difficulties. Additionally, the Company’s management anticipates that in the event of a bankruptcy of Therapin, which constitutes an acceleration event of the repayment of the loan granted to Therapin, there will be insufficient funds to repay the loan to the Company. In the year ended December 31, 2023, Therapin filed for a stay of proceedings to the District Court in Nazareth. Therefore, the Company assesses no further payments will be received and revaluated the investment to USD 0 (see also Note 8).

Property and Equipment
I.	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life

Computers	3 years
Laboratory equipment	5-7 years
Machinery and equipment	6-10 years
Office Equipment	14 years
Leasehold Improvements	2-8 years

Depreciation begins at the time the asset is placed in service. Maintenance and repairs are charged to expense as incurred while significant renewals and improvements are capitalized. Upon retirement or sale, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of comprehensive loss.

The carrying amounts of property and equipment are reviewed for impairment in accordance with ASC Topic 360, Property, Plant and Equipment (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying amount. If such assets are considered to be impaired, the impairment loss to be recognized is measured by the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. There were no impairment losses during financial years 2021 and 2023. For the year ended on December 31, 2022, the Company recorded an impairment loss of USD 1,210 thousand (see also Note 3).

Segment reporting
J.	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the enterprise’s chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company evaluated segment reporting in accordance with Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting. The Company concluded that it operates in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by the CODM to make decisions about resource allocation and performance assessment.

Foreign government grants
K.	Foreign government grants

U.S. GAAP does not contain authoritative accounting standards for incentives and grants provided by governmental entities to a for-profit entity. The Company determined it most appropriate to account for government grants by analogy to International Accounting Standards 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance. Under the provisions of IAS 20, a government grant is recognized when there is reasonable assurance that the Company will meet the terms for receiving and realizing the benefit of the grant. Government grants are recognized as accounts payable upon receipt. Subsequently, they are recognized as a deduction from research and development expenses on a systematic basis over the periods during which the Company incurs costs for which the grant is intended to compensate.

Leases
L.	Leases

The Company accounts for its leases in accordance with ASC Topic 842, Leases (“ASC 842”). The Company determines if an arrangement is a lease at inception and classifies its leases at commencement. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term; the lease contains an option to purchase the asset that is reasonably certain to be exercised; the lease term is for a major part of the remaining useful life of the asset; the present value of the lease payments equals or exceeds substantially all of the fair value of the asset; or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. During the periods presented, most of the Company’s leases are accounted for as operating leases.

The Company’s lease agreements may include lease and non-lease components, such as services or maintenance, which are combined and accounted for as a single lease component. Certain lease agreements contain variable payments, including payments based on a Consumer Price Index (“CPI”). Variable lease payments based on a CPI are initially measured using the index in effect at lease commencement, and will not be subsequently adjusted, unless the liability is reassessed for other reasons. Subsequent increases in the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments is incurred.

Right of use (ROU) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date, based on the present value of lease payments over the lease term. As the Company cannot readily determine the rate implicit in the lease, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU assets also include any prepaid lease payments and lease incentives.

The Company’s lease terms may include options to extend or terminate the lease. These options are included in the lease terms when it is reasonably certain they will be exercised. Leases with expected terms of 12 months or less are not recorded on the consolidated balance sheets.

The carrying amounts of ROU assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. There were no impairment charges during any of the periods presented.

Leases are presented in the Company’s consolidated balance sheets in long-term assets, and current and non-current liabilities.

Operating lease expenses (excluding variable lease payments) are recognized in the consolidated statements of comprehensive loss on a straight-line basis over the lease term.

Financing lease expenses include amortization expenses of the finance lease ROU asset on a straight-line basis over the shorter of its useful life or lease term, and interest expenses for finance lease liabilities based on the incremental borrowing rate.

Fair value measurement
M.	Fair value measurement

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), that defines fair value and establishes a framework for measuring and disclosing fair value. The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying value of cash and cash equivalents, restricted deposits, prepaid expenses and other current assets, accounts payables and accruals and trade and other payables approximate their fair values due to the short-term maturities of such instruments. The Company’s warrants liability, share-based compensation and derivative liability were measured at fair value using Level 3 unobservable inputs.

Marketable securities and other investments
N.	Marketable securities and other investments

Marketable securities consist of investments in equity securities with readily determinable fair values. The Company accounts for investments in marketable equity securities in accordance with ASC Topic 321, Investments - Equity Securities (“ASC 321”). These investments are measured at fair value using a Level 1 fair value measurement, with realized and unrealized gains and losses reported in financial income (expenses), net in the consolidated statements of comprehensive loss.

For other investments, the Company accounts for investments in fixed maturity securities as trading at acquisition, based on intent or via the election of the fair value option in accordance with ASC Topic 320, Investments - Debt Securities (“ASC 320”). The investment is carried at fair value using a Level 3 fair value measurement, with realized and unrealized gains and losses reported in financial income (expenses), net in the consolidated statements of comprehensive loss (for the investment in the separation agreement with Therapin see also Note 8).

The Company considers credit-related impairments to be changes in value that are driven by a change in the debtor’s ability to meet its payment obligations and records an allowance and recognizes a corresponding loss in financial income (expenses), net when the impairment is incurred. During the year ended December 31, 2023, a credit impairment loss was recognized for an amount of USD 1,148 thousand. During the years ended December 31, 2022 and 2021, no credit loss impairments were recognized.

The Company classifies its other investments as either short-term or long-term based on each instrument’s underlying contractual maturity date as well as the intended time of realization. Other investments with maturities of 12 months or less are classified as short-term, and other investments with maturities greater than 12 months are classified as long-term.

Warrants
O.	Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, and meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification.

This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. Warrants that meet all the criteria for equity classification are recorded within additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter.

The Company accounts for warrant liabilities by measuring the fair value at inception and subsequently remeasures on a recurring basis, with changes in fair value recognized in financial income (expenses), within the Company’s consolidated statements of comprehensive loss.

The Company utilized a Black-Scholes option pricing model to estimate the fair value of the warrant liabilities, which utilizes certain unobservable inputs and is therefore considered a Level 3 fair value measurement. Certain inputs used in the Black-Scholes pricing model may fluctuate in future periods based upon factors that are outside of the Company’s control, including a potential change in control outside of the Company’s control.

The inputs utilized to value the warrant liabilities are highly subjective. The assumptions used in calculating the fair value of the warrant liabilities represent the best estimates, but these estimates involve inherent uncertainties and application of management’s judgment. As a result, if factors change and the Company uses different assumptions, the fair value of the warrant liabilities may be materially different in the future.

Contingencies
P.	Contingencies

The Company accounts for contingent liabilities in accordance with ASC 450 “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Severance pay
Q.	Severance pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month of salary for each year of employment, or a portion thereof.

The majority of the Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.

Severance expense for the years ended December 31, 2023, 2022 and 2021, amounted to USD 323 thousand, USD 305 thousand and USD 225 thousand, respectively.

Basic and diluted net loss per common stock
R.	Basic and diluted net loss per ordinary share

The Company follows FASB ASC 260, Earnings Per Share (“ASC 260”), which requires the reporting of both basic and diluted earnings per ordinary share. Earnings per share (“EPS”) is calculated using the weighted average number of ordinary shares outstanding during each period.

Basic net loss per share for both continuing and discontinued operations are computed by dividing net loss from continuing operations and net loss from discontinued operations attributable to ordinary shareholders by the weighted-average number of ordinary shares, including pre-funded warrants to purchase ordinary shares, outstanding for the period. The pre-funded warrants are included in the calculation of basic and diluted net loss per share as the shares are issuable for little or no consideration.

Diluted net loss per share for both continuing and discontinued operations is computed by dividing the net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents outstanding for the period determined using the treasury-share and if-converted methods, as applicable. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding as inclusion of the potentially dilutive securities would be anti-dilutive.

Research and development
S.	Research and development

Research and development costs, consisting primarily of employee compensation, operating supplies, facility costs and depreciation, are expensed as incurred. For further information regarding the in-process research and development acquired and recognized as research and development expenses, see Note 3.

Stock-based compensation
T.	Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is recognized as an expense over the requisite service periods in the Company’s consolidated statements of comprehensive loss.

The Company recognizes compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach. Forfeitures are accounted for as they occur.

For performance-based share units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment.

The Company accounts for options granted to consultants and other service providers under ASC 718. The fair value of these options was estimated using a Black-Scholes option-pricing model and is recognized as an expense over the requisite service periods in the Company’s consolidated statements of comprehensive loss.

The Company estimates the fair value of stock options on the grant date using the binomial and Monte Carlo option pricing models. The option pricing models require the input of highly subjective assumptions, including the expected term of the option, the expected volatility of the price of the Company’s ADSs and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. Expected volatility was calculated based upon historical volatility of share price of similar companies.

The expected option term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Income taxes
U.	Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”.

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred income taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is more likely than not that a portion of the deferred income tax assets will not be realized. In determining whether a valuation allowance is needed, the Company considers all available evidence, including historical information, long range forecast of future taxable income and evaluation of tax planning strategies. Amounts recorded for valuation allowance can result from a complex series of judgments about future events and can rely on estimates and assumptions. Deferred income tax liabilities and assets are classified as non-current.

ASC 740 also contains a two-step approach of recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

As of December 31, 2023, and 2022, no liability for unrecognized tax benefits was recorded.

New accounting pronouncements
V.	New accounting pronouncements

The Company qualifies as an emerging growth company (“EGC”) as defined under the Jumpstart Our Business Startups Act (the “JOBS Act”). Using exemptions provided under the JOBS Act for EGCs, the Company has elected to defer compliance with new or revised ASUs until it is required to comply with such updates, which is generally consistent with the adoption dates of private companies.

Recently issued accounting pronouncements, not yet adopted

a.	In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to reportable segment disclosures. The amendments in this update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating these amendments to determine the impact it may have on its consolidated financial statements.
b.	In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. As EGC, this guidance will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating the ASU to determine its impact on its income tax disclosures.
c.	In June 2022, the FASB issued ASC 2022-03 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring its fair value. The ASU also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The ASU also introduces new disclosure requirements for equity securities subject to contractual sale restrictions. As an Emerging Growth Company, the ASU is effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the effect that ASU 2022-03 will have on its consolidated financial statements and related disclosures.